Declaration of Management, Basis of Preparation and Presentation of The Financial Statements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Other current assets	R$ 850,052	R$ 245,518
Non-current assets
Other non-current assets	411,701	143,781
Current liabilities
Current borrowings and current portion of non-current borrowings	2,207,199	1,100,051	R$ 1,112,940
Convertible instruments	124,321	25,807
Accounts payable	4,147,225	2,277,841
Other liabilities	268,935	150,362
Non-current liabilities
Non-current portion of non-current borrowings	12,774,218	8,598,861	6,119,759
Non-current convertible instruments	1,058,047	1,175,803
Statements of Operations [Abstract]
Insurance	(79,588)	(89,492)	(103,216)
Other	(1,703,676)	(2,802,036)	(2,039,425)
Changes in operating assets and liabilities
Advances to Suppliers, net	(2,329,767)	(2,888,463)	(629,450)
Other assets	(575,798)	(128,116)	(186,128)
Accounts payable	3,185,301	2,795,585	2,274,014
Increase in Airport fees	79,824	227,996	356,067
Other liabilities	50,679	72,589	(129,019)
Taxes payable	77,881	(26,793)	7,131
Cash flows from investing activities
Purchase of property and equipment	(681,329)	(464,354)	(624,239)
Proceeds from sale and leaseback	R$ 29,346	R$ 91,688	R$ 321,266